UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21605
                                                     ---------

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 PARK AVENUE
                               NEW YORK, NY 10154
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     JOHN H. KIM, DIRECTOR & SENIOR COUNSEL
                            DEUTSCHE ASSET MANAGEMENT
                                 345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-454-6849
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
                             Schedule of Investments
                                   (unaudited)
                                  June 30, 2006

                                                                                                                      % OF
                                                                                                                     MEMBERS'
STRATEGY               INVESTMENT FUND                                 COST          FAIR VALUE     LIQUIDITY        CAPITAL
--------               ---------------                                 ----          ----------     ---------        -------
Event Driven           Avenue Europe Investments, L.P.             $   932,212    $    1,146,062    Quarterly          1.4%
                       Gracie Capital L.P.                           2,000,000         2,237,871     Annually          2.8%
                       Harbinger Capital Partners I, L.P.            1,374,965         1,731,951    Quarterly          2.2%
                       Jana Partners Qualified, L.P.                 2,450,000         2,641,154    Quarterly          3.3%
                       Marathon Special Opportunity Fund, L.P.       1,500,000         1,738,540     Annually          2.2%
                       Merced Partners, L.P.                         1,550,000         1,871,813     Annually          2.3%
                       Perry Partners, L.P.                          2,600,000         2,970,510     Annually          3.7%
                       Strategic Value Restructuring Fund, L.P.        870,036         1,212,359     Annually          1.5%
                       Venor Capital Partners, L.P.                  1,000,000         1,061,353    Quarterly          1.3%
                                                                   -----------------------------                    ---------
Total Event Driven                                                  14,277,213        16,611,613                      20.7%

Global Macro           Anglian Commodities U.S. Feeder
                            Fund, L.L.C.                               900,000           928,701     Annually          1.2%
                       Bear Stearns Emerging Markets Macro
                            Fund, L.P.                                 700,000           699,412     Monthly           0.9%
                       Bridgewater Pure Alpha Trading Fund I         1,112,166         1,310,425     Monthly           1.6%
                       Drawbridge Global Macro Fund, L.P.            1,352,844         1,780,825    Quarterly          2.2%
                       Gondwana Fund, Ltd.                             850,000           885,476     Monthly           1.1%
                       Grinham Diversified Fund Ltd.                   500,000           501,034     Monthly           0.6%
                       GSA Capital Macro Partners, L.P.                700,000           692,106     Monthly           0.9%
                       Red Kite Compass Fund, L.P.                     500,000           535,500    Quarterly          0.7%
                                                                   -----------------------------                    ---------
Total Global Macro                                                   6,615,010         7,333,479                       9.2%

Long/Short Equity      Artha Emerging Markets Fund, L.P.             1,050,000         1,459,697    Quarterly          1.8%
                       Blue Crest Equity Fund, L.P.                  1,650,000         1,623,937    Quarterly          2.0%
                       Bonanza Partners, L.P.                        1,250,000         1,401,325    Quarterly          1.8%
                       Delta Fund Europe, L.P.                       1,532,438         2,348,462    Quarterly          2.9%
                       Delta Institutional, L.P.                     1,500,000         1,684,962    Quarterly          2.1%
                       Ivory Flagship Fund, L.P.                     1,400,000         1,735,063     Monthly           2.2%

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
                       Schedule of Investments (continued)
                                   (unaudited)
                                  June 30, 2006

                                                                                                                      % OF
                                                                                                                     MEMBERS'
STRATEGY               INVESTMENT FUND                                 COST          FAIR VALUE     LIQUIDITY        CAPITAL
--------               ---------------                                 ----          ----------     ---------        -------
                       Gandhara Fund, L.P.                         $  1,870,000   $    2,107,959     Quarterly          2.6%
                       Hard Assets Partners, L.P.                     1,200,000        1,530,540      Monthly           1.9%
                       Hayground Cove Institutional
                            Partners, L.P.                            1,150,000        1,345,849     Quarterly          1.7%
                       Kinetics Partners, L.P.                        1,260,805        1,771,993     Quarterly          2.2%
                       Prism Partners QP, L.P.                        1,575,000        1,594,190     Quarterly          2.0%
                       Seligman Tech Spectrum Fund LLC                1,250,000        1,362,918     Quarterly          1.7%
                       SR Global, L.P. Asia                           1,625,000        2,089,887      Monthly           2.6%
                       TCS Capital II, L.P.                           1,175,000        1,666,194     Annually           2.1%
                       The Steeple Capital Fund II, L.P.              1,100,000        1,005,433     Quarterly          1.3%
                       Third Coast Capital QP, L.P.                     650,000          648,071     Quarterly          0.8%
                       Torrey Pines Fund, L.L.C.                        899,023        1,051,634     Quarterly          1.3%
                       Tracer Capital Partners QP, LP                 1,000,000        1,205,275     Quarterly          1.5%
                       UC Financials Fund Limited                     1,350,000        1,745,856      Monthly           2.2%
                       WF Japan Fund Limited                            750,000          778,566      Monthly           1.0%
                                                                   -----------------------------                     --------
Total Long/Short Equity                                              25,237,266       30,157,811                       37.7%

Relative Value         All Blue Limited                               1,600,000        1,549,206      Monthly           1.9%
                       Amaranth Capital Partners, LLC                 2,150,000        3,186,130     Annually           4.0%
                       Black River Global Multi-Strategy
                            Leveraged Fund, L.L.C.                    2,900,000        2,959,474     Annually           3.7%
                       Blue Crest Capital, L.P.                         750,000          740,877     Quarterly          0.9%
                       Bogle World Fund, L.P.                         1,600,000        1,925,898     Quarterly          2.4%
                       Citadel Wellington Partners, L.L.C.            3,400,000        4,049,550     Quarterly          5.1%
                       D.B. Zwirn Special Opportunities, L.P.           750,000          801,928     Annually           1.0%
                       Ellington Overseas Partners, Ltd.                700,000          814,210     Annually           1.0%
                       HBK Offshore Fund Ltd.                         3,400,000        3,631,014     Quarterly          4.6%
                       Julius Baer Diversified Fixed
                            Income Hedge Fund                           881,615        1,006,149      Monthly           1.3%
                       Marathon Fund L.P.                             1,000,000        1,051,144      Monthly           1.3%
                                                                   -----------------------------                     --------
Total Relative Value                                                 19,131,615       21,715,580                       27.2%
                                                                   -----------------------------                     --------
                       Total                                       $ 65,261,104   $   75,818,483                       94.8%
                                                                                                                     --------
                       Other assets in Excess of Liabilities                           4,160,718                        5.2%
                                                                                  --------------                     --------
                       Members' Capital                                           $   79,979,201                      100.0%
                                                                                  ==============                     ========

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date  August 11, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date  August 11, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Marie Glassman
                         -------------------------------------------------------
                          Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date  August 11, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.